Subsidiaries - Financial Information Related to Acquisition of Xiamen Airlines Culture and Media Co Ltd (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Oct. 13, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Cash consideration paid						¥ 400
Cash and cash equivalents		¥ 6,928	¥ 6,826	[1]	¥ 4,152		¥ 4,560
Net cash (inflow) outflow		(6)	682		189
Total consideration transferred						¥ 400
Goodwill		237	237	[1]	¥ 182
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of detailed information about business combination [line items]
Trade and other receivables	¥ 46
Cash consideration paid	47
Cash and cash equivalents	2
Cash and cash equivalents acquired	(2)
Trade and other payables	(11)
Net cash (inflow) outflow	45
Total consideration transferred	47
The fair value of 49% equity of XACM on the acquisition date	45
Total net identifiable assets	37
Goodwill	¥ 55	¥ 55	¥ 55

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).